Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity	Equity
Share repurchase programs
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2023 through June 30, 2024:

Program approval date	Program end date	Authorized amount	Program completion date
March 2023	September 30, 2023	$500,000	March 13, 2023
April 2023	September 30, 2023	500,000	September 14, 2023
July 2023	December 31, 2023	500,000	September 14, 2023
September 2023	December 31, 2023	650,000	November 16, 2023
October 2023	March 31, 2024	500,000	January 12, 2024
December 2023	March 31, 2024	250,000	March 8, 2024
February 2024	September 30, 2024	500,000	Not yet completed
May 2024	December 31, 2024	500,000	Not yet completed
During the three months ended June 30, 2024, we repurchased an aggregate of 3.9 million of our ordinary shares under our share repurchase program at an average price of $88.66 per ordinary share. During the six months ended June 30, 2024, we repurchased an aggregate of 8.2 million of our ordinary shares under our share repurchase programs at an average price of $83.00 per ordinary share.
During the three months ended June 30, 2024, we cancelled 11.0 million ordinary shares which were acquired through the share repurchase programs in accordance with authorizations obtained from the Company’s shareholders.
Between July 1, 2024 and July 29, 2024, we repurchased an aggregate of 0.2 million of our ordinary shares under our share repurchase program at an average price of $92.50 per ordinary share.
Dividends on ordinary shares
During the three months ended June 30, 2024, we adopted a dividend policy pursuant to which we intend to pay quarterly cash dividends on our ordinary shares in an aggregate annual amount of approximately $200 million, or approximately $50 million per quarter, subject to quarterly approval by our Board of Directors.
Our Board of Directors declared an inaugural quarterly cash dividend of $0.25 per share, which was paid on June 13, 2024, to shareholders of record as of the close of business on May 22, 2024. We expect to pay a cash dividend on a quarterly basis going forward, subject to the Board’s consideration of, among other things, market conditions and our financial performance and cash flows.
In July 2024, our Board of Directors declared a quarterly cash dividend of $0.25 per share, with a payment date of September 5, 2024, to shareholders of record as of the close of business on August 14, 2024.